Cash and Cash Equivalents - Summary of Proceeds Received from Sale of Ownership Interest in Associate (Detail) - CLP ($) $ in Thousands		12 Months Ended
	Feb. 07, 2017	Dec. 31, 2017
Disclosure Of Cash And Cash Equivalents [Line Items]
Loss of significant influence in Associate		$ 115,582,806
Electrogas S.A. [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Amounts received for the sale of Associates	$ 115,582,806	115,582,806
Loss of significant influence in Associate		$ 115,582,806